Loans and The Allowance for Loan Losses - Allowance for loan losses allocated by loan class and the activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan losses:
Beginning Balance	$ 1,561,000	$ 1,261,000
Charge-offs	215,000
Recoveries	0
Provisions (Credits)	295,000	300,000
Ending balance	1,641,000	1,561,000
Ending balance: related to loans individually evaluated for impairment	164,000
Ending balance: related to loans collectively evaluated for impairment	1,477,000	1,561,000
Loans receivables:
Ending balance	276,175,000	283,339,000
Ending balance: related to loans individually evaluated for impairment	1,054,000
Ending balance: related to loans collectively evaluated for impairment	275,121,000	283,339,000
Other loans
Loans receivables:
Ending balance	44,000	50,000
Real estate loans | Secured by one-to-four family residences
Allowance for loan losses:
Beginning Balance	866,000	816,000
Charge-offs	1,000
Recoveries	0
Provisions (Credits)	(77,000)	50,000
Ending balance	788,000	866,000
Ending balance: related to loans individually evaluated for impairment	0
Ending balance: related to loans collectively evaluated for impairment	788,000	866,000
Loans receivables:
Ending balance	212,903,000	221,602,000
Ending balance: related to loans individually evaluated for impairment	55,000
Ending balance: related to loans collectively evaluated for impairment	212,848,000	221,602,000
Real estate loans | Secured by multi-family residences
Allowance for loan losses:
Beginning Balance	77,000	80,000
Charge-offs	0
Recoveries	0
Provisions (Credits)	4,000	(3,000)
Ending balance	81,000	77,000
Ending balance: related to loans individually evaluated for impairment	0
Ending balance: related to loans collectively evaluated for impairment	81,000	77,000
Loans receivables:
Ending balance	10,876,000	10,241,000
Ending balance: related to loans individually evaluated for impairment	0
Ending balance: related to loans collectively evaluated for impairment	10,876,000	10,241,000
Real estate loans | Construction
Allowance for loan losses:
Beginning Balance	24,000	54,000
Charge-offs	0
Recoveries	0
Provisions (Credits)	(1,000)	(30,000)
Ending balance	23,000	24,000
Ending balance: related to loans individually evaluated for impairment	0
Ending balance: related to loans collectively evaluated for impairment	23,000	24,000
Loans receivables:
Ending balance	4,679,000	4,898,000
Ending balance: related to loans individually evaluated for impairment	0
Ending balance: related to loans collectively evaluated for impairment	4,679,000	4,898,000
Real estate loans | Commercial real estate
Allowance for loan losses:
Beginning Balance	284,000	148,000
Charge-offs	214,000
Recoveries	0
Provisions (Credits)	440,000	136,000
Ending balance	510,000	284,000
Ending balance: related to loans individually evaluated for impairment	154,000
Ending balance: related to loans collectively evaluated for impairment	356,000	284,000
Loans receivables:
Ending balance	23,081,000	22,492,000
Ending balance: related to loans individually evaluated for impairment	954,000
Ending balance: related to loans collectively evaluated for impairment	22,127,000	22,492,000
Real estate loans | Home equity lines of credit
Allowance for loan losses:
Beginning Balance	103,000	107,000
Charge-offs	0
Recoveries	0
Provisions (Credits)	1,000	(4,000)
Ending balance	104,000	103,000
Ending balance: related to loans individually evaluated for impairment	0
Ending balance: related to loans collectively evaluated for impairment	104,000	103,000
Loans receivables:
Ending balance	17,459,000	16,766,000
Ending balance: related to loans individually evaluated for impairment	0
Ending balance: related to loans collectively evaluated for impairment	17,459,000	16,766,000
Other Loan Portfolio Segment | Commercial and industrial loans
Allowance for loan losses:
Beginning Balance	97,000	47,000
Charge-offs	0
Recoveries	0
Provisions (Credits)	7,000	50,000
Ending balance	104,000	97,000
Ending balance: related to loans individually evaluated for impairment	10,000
Ending balance: related to loans collectively evaluated for impairment	94,000	97,000
Loans receivables:
Ending balance	7,133,000	7,290,000
Ending balance: related to loans individually evaluated for impairment	45,000
Ending balance: related to loans collectively evaluated for impairment	7,088,000	7,290,000
Other Loan Portfolio Segment | Other loans
Allowance for loan losses:
Beginning Balance	110,000	9,000
Charge-offs	0
Recoveries	0
Provisions (Credits)	(79,000)	101,000
Ending balance	31,000	110,000
Ending balance: related to loans individually evaluated for impairment	0
Ending balance: related to loans collectively evaluated for impairment	31,000	110,000
Loans receivables:
Ending balance	44,000	50,000
Ending balance: related to loans individually evaluated for impairment	0
Ending balance: related to loans collectively evaluated for impairment	$ 44,000	$ 50,000